SCHEDULE OF LOSS PER SHARE (Details) (Parenthetical)	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024	Aug. 21, 2023
Profit or loss [abstract]
Reverse share splits	1-for-4.1	1 for 28.5	1-for-75	1-for-22